Borrowed Funds - Summary of FHLB of Boston Advances (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amount
Within one year	$ 691,297	$ 17
Federal Home Loan Bank of Boston
Amount
Within one year	691,297	17
Over one year to three years	2,835	1,488
Over three years to five years	2,534	2,854
Over five years	7,418	9,661
Advance from Federal Home Loan Bank	$ 704,084	$ 14,020
Weighted Average Interest Rate
Within one year	4.36%	0.14%
Over one year to three years	0.86%	0.32%
Over three years to five years	1.89%	1.10%
Over five years	0.94%	1.24%
Total Federal Home Loan Bank advances	4.30%	1.11%
Federal Home Loan Bank of Boston | Long-term FHLB advances
Weighted Average Interest Rate
Total Federal Home Loan Bank advances	1.11%	1.11%